                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                       Post-Effective Amendment No. 22 [X]
                              (File No. 333-42257)

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                              Amendment No. 57 [X]
                              (File No. 811-05213)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                        RiverSource of New York Account 8

                               Name of Depositor:
                   RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                           20 Madison Avenue Extension
                                Albany, NY 12203
                                 (800) 541-2251

                     Name and Address of Agent for Service:

                             Rodney J. Vessels, Esq.
                        50607 Ameriprise Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering N/A

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [X]  on September 15, 2008 pursuant to paragraph (b)(1)(vii)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS SUPPLEMENT DATED SEPTEMBER 15, 2008*
PRODUCT NAME                                                                        PRODUCT FORM #
  RIVERSOURCE(R) SUCCESSION SELECT VARIABLE LIFE                                   S-6203 K (5/08)
  INSURANCE

The information in this supplement updates and amends certain information contained in the variable life insurance policy prospectus listed above. Please read it carefully and keep it with your variable life insurance policy prospectus.

I. The prospectus is amended to describe 2001 CSO policies. All provisions in the prospectus apply to 2001 CSO policies except as modified herein.

The following definition is added to KEY TERMS on page 62 of the prospectus:

     2001 CSO POLICIES: Policies issued based on applications signed on or after October 1, 2008, and any policy issued on or after January 1, 2009, regardless of the date of the application.

The following information is added to FEE TABLES - TRANSACTION FEES - SURRENDER CHARGE(A) - AMOUNT DEDUCTED on page 3 of the prospectus:

     For 2001 CSO policies:

Rate per $1,000 of the initial specified amount:
MINIMUM: $2.03 -- Female, Tobacco, Age 15;
Male, Tobacco, Age 90
MAXIMUM: $34.38 -- Female, Tobacco, Age 70;
Male, Tobacco, Age 70
REPRESENTATIVE INSUREDS: $17.17 -- Female, Standard
Nontobacco, Age 55; Male, Standard Nontobacco, Age 55

The following information is added to FEE TABLES - CHARGES OTHER THAN FUND OPERATING EXPENSES - COST OF INSURANCE CHARGES(A) - AMOUNT DEDUCTED on page 3 of the prospectus:

     For 2001 CSO policies:

Monthly rate per $1,000 of net amount at risk:
MINIMUM: $0.00001 -- Female, Standard, Age 15;
Female, Standard, Age 15: Duration 1
MAXIMUM: $31.51 -- Male, Tobacco, Age 85;
Male, Standard Tobacco, Age 90: Duration 15
REPRESENTATIVE INSUREDS: $0.01 -- Male, Standard
Nontobacco, Age 55; Female, Preferred Nontobacco, Age 55:
Duration 1

The following information is added to FEE TABLES - CHARGES OTHER THAN FUND OPERATING EXPENSES - FOUR-YEAR TERM INSURANCE RIDER (FYT)(A)(B) - AMOUNT DEDUCTED on page 5 of the prospectus:

     For 2001 CSO policies:

Monthly rate per $1,000 of the cost of insurance amount:
MINIMUM: $0.00001 -- Female, Standard, Age 15;
Female, Standard, Age 15: Duration 1
MAXIMUM: $13.31 -- Male, Tobacco, Age 90;
Male, Tobacco, Age 95: Duration 4
REPRESENTATIVE INSUREDS: $0.01 -- Male, Standard
Nontobacco, Age 55; Female, Preferred Nontobacco, Age 55:
Duration 1

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
S-6203-10 A (9/08)

*Destroy date: May 1, 2009

The following information is added to LOADS, FEES AND CHARGES - MONTHLY DEDUCTION on page 16 of the prospectus:

     For 2001 CSO policies, reference to "1980 Commissioners Standard Ordinary Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday" is replaced with "2001 Commissioners Standard Ordinary Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday".

The following information is added to LOADS, FEES AND CHARGES - SURRENDER CHARGE on page 17 of the prospectus:

     For 2001 CSO policies, the following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nontobacco rates and female, insurance age 55, qualifying for standard nontobacco rates. We assume the specified amount to be $1,200,000.

LAPSE OR SURRENDER          MAXIMUM
AT BEGINNING OF YEAR   SURRENDER CHARGE:
          1               $20,602.49
2..........                20,602.49
3..........                20,602.49
4..........                20,602.49
5..........                20,602.49
6..........                20,430.61
7..........                18,370.07
8..........                16,309.53
9..........                14,249.96
10.........                12,189.42
11.........                10,128.88
12.........                 8,068.34
13.........                 6,008.77
14.........                 3,948.23
15.........                 1,887.69
16.........                     0.00

From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.

                                      --2--

The following information is added to POLICY ILLUSTRATIONS following the illustrations on pages 60 and 61 of the prospectus:

ILLUSTRATION                                               FOR 2001 CSO POLICIES
--------------------------------------------------------------------------------

INITIAL SPECIFIED AMOUNT $1,200,000                        CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                    ANNUAL PREMIUM $16,000
                MALE -- INSURANCE AGE 55 -- STANDARD NONTOBACCO
               FEMALE -- INSURANCE AGE 55 -- STANDARD NONTOBACCO
--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                   DEATH BENEFIT                               POLICY VALUE
END OF    WITH ANNUAL            ASSUMING HYPOTHETICAL GROSS                 ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST              ANNUAL INVESTMENT RETURN OF                 ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%           0%              6%              12%          0%            6%             12%
--------------------------------------------------------------------------------------------------------------
   1      $   16,800     $1,200,000      $1,200,000      $ 1,200,000   $ 14,154      $ 15,048      $    15,943
   2          34,440      1,200,000       1,200,000        1,200,000     27,951        30,623           33,402
   3          52,962      1,200,000       1,200,000        1,200,000     41,378        46,724           52,510
   4          72,410      1,200,000       1,200,000        1,200,000     54,421        63,351           73,409
   5          92,831      1,200,000       1,200,000        1,200,000     67,060        80,501           96,256
   6         114,272      1,200,000       1,200,000        1,200,000     79,270        98,161          121,215
   7         136,786      1,200,000       1,200,000        1,200,000     91,020       116,314          148,463
   8         160,425      1,200,000       1,200,000        1,200,000    102,278       134,945          178,202
   9         185,246      1,200,000       1,200,000        1,200,000    112,994       154,015          210,633
  10         211,309      1,200,000       1,200,000        1,200,000    123,131       173,505          246,004
  15         362,520      1,200,000       1,200,000        1,200,000    171,911       287,586          493,781
  20         555,508      1,200,000       1,200,000        1,200,000    200,729       415,503          896,754
  25         801,815      1,200,000       1,200,000        1,651,093    194,104       552,541        1,572,470
  30       1,116,173      1,200,000       1,200,000        2,809,120     97,854       679,395        2,675,352
  35       1,517,381             --       1,200,000        4,667,886         --       776,146        4,445,606
  40       2,029,436             --       1,200,000        7,401,576         --       828,443        7,328,293
  45       2,682,963             --       1,200,000       12,172,683         --       787,340       12,172,683
--------------------------------------------------------------------------------------------------------------


                 CASH SURRENDER VALUE
END OF        ASSUMING HYPOTHETICAL GROSS
POLICY        ANNUAL INVESTMENT RETURN OF
YEAR       0%            6%             12%
------
   1    $     --      $     --      $        --
   2       7,349        10,020           12,800
   3      20,776        26,121           31,907
   4      33,818        42,749           52,807
   5      46,457        59,898           75,654
   6      60,729        79,619          102,673
   7      74,538        99,833          131,982
   8      87,857       120,524          163,781
   9     100,633       141,654          198,272
  10     112,830       163,204          235,703
  15     171,911       287,586          493,781
  20     200,729       415,503          896,754
  25     194,104       552,541        1,572,470
  30      97,854       679,395        2,675,352
  35          --       776,146        4,445,606
  40          --       828,443        7,328,293
  45          --       787,340       12,172,683
------

(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                      --3--

ILLUSTRATION                                               FOR 2001 CSO POLICIES
--------------------------------------------------------------------------------

INITIAL SPECIFIED AMOUNT $1,200,000                     GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                    ANNUAL PREMIUM $16,000
                MALE -- INSURANCE AGE 55 -- STANDARD NONTOBACCO
               FEMALE -- INSURANCE AGE 55 -- STANDARD NONTOBACCO
--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                  DEATH BENEFIT                               POLICY VALUE
END OF    WITH ANNUAL           ASSUMING HYPOTHETICAL GROSS                ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST             ANNUAL INVESTMENT RETURN OF                ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%           0%              6%             12%          0%            6%            12%
------------------------------------------------------------------------------------------------------------
   1      $   16,800     $1,200,000      $1,200,000      $1,200,000   $ 13,869      $ 14,754      $   15,640
   2          34,440      1,200,000       1,200,000       1,200,000     27,387        30,022          32,765
   3          52,962      1,200,000       1,200,000       1,200,000     40,540        45,804          51,505
   4          72,410      1,200,000       1,200,000       1,200,000     53,313        62,100          71,999
   5          92,831      1,200,000       1,200,000       1,200,000     65,689        78,905          94,401
   6         114,272      1,200,000       1,200,000       1,200,000     77,641        96,205         118,869
   7         136,786      1,200,000       1,200,000       1,200,000     89,134       113,981         145,574
   8         160,425      1,200,000       1,200,000       1,200,000    100,127       132,206         174,701
   9         185,246      1,200,000       1,200,000       1,200,000    110,575       150,846         206,450
  10         211,309      1,200,000       1,200,000       1,200,000    120,429       169,865         241,049
  15         362,520      1,200,000       1,200,000       1,200,000    162,728       273,852         472,379
  20         555,508      1,200,000       1,200,000       1,200,000    175,057       377,133         833,632
  25         801,815      1,200,000       1,200,000       1,499,482    125,607       456,959       1,428,078
  30       1,116,173      1,200,000       1,200,000       2,498,727         --       457,503       2,379,740
  35       1,517,381             --       1,200,000       4,049,210         --       219,489       3,856,391
  40       2,029,436             --              --       6,264,394         --            --       6,202,370
  45       2,682,963             --              --      10,108,530         --            --      10,108,530
------------------------------------------------------------------------------------------------------------


                 CASH SURRENDER VALUE
END OF       ASSUMING HYPOTHETICAL GROSS
POLICY       ANNUAL INVESTMENT RETURN OF
YEAR       0%            6%            12%
------
   1    $     --      $     --      $       --
   2       6,784         9,420          12,163
   3      19,937        25,202          30,902
   4      32,711        41,498          51,397
   5      45,087        58,302          73,798
   6      59,099        77,663         100,327
   7      72,652        97,500         129,092
   8      85,706       117,785         160,280
   9      98,214       138,484         194,089
  10     110,128       159,565         230,748
  15     162,728       273,852         472,379
  20     175,057       377,133         833,632
  25     125,607       456,959       1,428,078
  30          --       457,503       2,379,740
  35          --       219,489       3,856,391
  40          --            --       6,202,370
  45          --            --      10,108,530
------

(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

II. The prospectus is amended to discontinue the offering of an optional benefit.

The following information is added to POLICY BENEFITS AND RISKS - POLICY BENEFITS - OPTIONAL INSURANCE BENEFITS on page 12 of the prospectus:

     Effective October 1, 2008, the Survivor Term Insurance Rider (STR) is not available.

III. The following definition is being added to the "Key Terms" section on page 62 of the prospectus.

Duration: The number of years a policy is inforce. For example, Duration 1 is the first year the policy is inforce and Duration 15 is the 15th year the policy is inforce.

S-6203-10 A (9/08)

                                      --4--

This Post-Effective Amendment No. 22 to this Registration Statement No. 333-42257 on Form N-6 does not supersede Post-Effective Amendment No. 21 to Registration Statement No. 333-42257 filed on or about April 28, 2008 on behalf of RiverSource Succession Select(R) Variable Life Insurance and RiverSource Variable Second-To-Die Life Insurance.

The purpose of this Post-Effective Amendment No. 22 is to supplement and incorporate changes to the prospectus for RiverSource Succession Select(R) Variable Life Insurance.

The prospectuses related to Post-Effective Amendment No. 21 to Registration Statement No. 333-42257 filed on or about April 28, 2008 is incorporated by reference to Part A of Post-Effective Amendment No. 22 to this Registration Statement.

The combined statement of Additional Information relating to RiverSource of New York Account 8 filed electronically in Post-Effective Amendment No. 21 to Registration Statement No. 333-42257 filed on or about April 28, 2008 with an effective date of May 1, 2008 is incorporated by reference into Part B of this Post-Effective Amendment No. 22 to the Registration Statement.

PART B: STATEMENT OF ADDITIONAL INFORMATION

The combined statement of Additional Information relating to RiverSource of New York Account 8 filed electronically in Post-Effective Amendment No. 21 to Registration Statement No. 333-42257 filed on or about April 28, 2008 with an effective date of May 1, 2008 is incorporated herein by reference.

PART C: OTHER INFORMATION

Item 26. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life of New York authorizing the Trust, adopted September 12, 1985, filed as Exhibit 1.A.(1) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(a)(2) Board Resolution for establishment of 81 subaccounts dated May 20, 2005 filed electronically on or about April 27, 2006 as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 21, File No. 333-44644 and is incorporated herein by reference.

(a)(3) Unanimous written consent of the Board of Directors in lieu of a meeting for the IDS Life Insurance Company adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is herein incorporated by reference.

(a)(4) Board Resolution for establishment of 91 subaccounts dated April 24, 2007 filed electronically as Exhibit (a)(5) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is herein incorporated by reference.

(b) Not applicable.

(c)(1) Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as
Exhibit 3.1 to Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007 is incorporated by reference.

(d)(1) Flexible Premium Survivorship Variable Life Insurance Policy filed electronically as Exhibit (d)(1) to Post Effective Amendement No. 20 to Registration Statement No. 333-44644 is herein incorporated by reference.

(e)(1) Form of Application for the Flexible Premium Survivorship Variable Life Insurance Policy filed an as Exhibit to Registrant's Form N-8B-2 Amendment No. 1, File No. 811-05213 is incorporated herein by reference.

(f)(1) Copy of Certificate of Amendment of CErtificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit
(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(2) Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(g)(1) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003 and identified as Treaty Number 3124 filed electronically as Exhibit (g)(1) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(2) Redacted copy of Amendment to Automatic YRT Agreement dated August 18, 2003 and identified as Treaty Number 3124, between IDS Life Insurance Company of New York and Reinsurer, effective January 1, 2005 filed electronically as Exhibit (g)(2) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(3) Redacted copy of Amendment to Automatic and Facultative Reinsurance Agreement dated effective November 15, 2000 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(4) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003 and identified as Treaty Number 9130 filed electronically as

Exhibit (g)(4) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(5) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003 and identified as Treaty Number 0322-6606 filed electronically as Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(6) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003 and identified as Treaty Number 7783-1 filed electronically as Exhibit (g)(6) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(7) Redacted copy of Amendment Number 2 to the Reinsurance Agreement dated August 18, 2003 and identified as Number 7783-1 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(7) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(h)(1) Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(2) Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)
(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(3) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(4) Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(5) Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among IDS Life Insurance Company of New York and Evergreen Variable Annuity Trust filed electronically as
Exhibit 27(h) (14) to Post-Effective Amendment

No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(6) Copy of Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h)
(13) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(7) Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as
Exhibit 8.6 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

(h)(8) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) filed electronically on or about April 27, 2006 as Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 21, File No. 333-44644 and is incorporated herein by reference.

(h)(9) Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(10) Copy of Participation Agreement Among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006, filed as Exhibit (h)(10) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(11) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Apsen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(12) Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as
Exhibit 27(h)(15) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(13) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

(h)(14) Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

(h)(15) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of new York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008 is incorporated herein by reference.

(h)(16) Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(20) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(17) Copy of Participation Agreement dated January 1, 2007, by and among, Wells Fargo Variable Trust, RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC filed electronically as Exhibit (h)(16) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(18) Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.4 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008 is incorporated herein by reference.

(h)(19) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Co. of New York, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.20 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008 is incorporated herein by reference.

(h)(20) Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No.333-139764 on or about April 28, 2008 is incorporated herein by reference.

(h)(21) Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

(h)(22) Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

(i) Not applicable

(j) Not applicable

(k) Consent and Opinion of Counsel is filed electronically herewith.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for Succession Select-NY is filed electronically herewith.

(m)(2) Calculations of Illustrations for Variable-Second-To-Die-NY filed electronically as Exhibit (m)(2) to Post-Effective Amendment No. 21 to Registration Statement No. 333-42257 is incorporated by reference.

(n)(1) Consent of Independent Registered Public Accounting Firm for Succession Select-NY is filed electronically herewith.

(n)(2) Consent of Independent Registered Public Accounting Firm for Variable Second-To-Die-NY electronically as Exhibit (n)(2) to Post-Effective Amendment No. 21 to Registration Statement No. 333-42257 is incorporated by reference.

(o)(1) Not applicable.

(p)(1) Not applicable.

(q)(1) IDS Life Insurance Company of New York's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as an Exhibit to Registrant's Form S-6 with Original Registration Statement, File No. 333-42257 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated October 31, 2007 filed electronically as Exhibit (r)(1) to Post-Effective Amendment No. 24 to Registration Statement No. 333-44644 is incorporated herein by reference.



Item 27. Directors and Officers of the Depositor RiverSource Life Insurance Co. of New York

Name                  Principal Business Address*          Positions and Offices with Depositor
-------------------   ----------------------------------   ------------------------------------------
Gumer C. Alvero       1765 Ameriprise Financial Center     Director and Senior Vice President -
                      Minneapolis, MN 55474                Annuities

Timothy V. Bechtold   249 Ameriprise Financial Center      Director, President and
                      Minneapolis, MN 55474                Chief Executive Officer

Walter S. Berman      AMEX Tower WFC                       Vice President and Treasurer
                      200 Vesey St.
                      New York, NY

Maureen A. Buckley    20 Madison Ave. Extension            Director, Vice President,
                      Albany, NY 12203                     Chief Operating Officer,
                                                           Chief Compliance Officer Consumer Affairs
                                                           Officer, Claims Officer and
                                                           Anti-Money Laundering Officer

Rodney P. Burwell     Xerxes Corporation                   Director
                      7901 Xerxes Ave. So.
                      Minneapolis, MN 55431-1253
Richard N. Bush                                            Senior Vice President - Corporate Tax

Pat H. Carey                                               Vice President - Fund Relations

Robert R. Grew        Carter, Ledyard & Milburn            Director
                      2 Wall Street
                      New York, NY 10005-2072

Martin T. Griffin     172 Ameriprise Financial Center      Director
                      Minneapolis, MN 55474

Ronald L. Guzior      Bollam, Sheedy, Torani               Director
                      & Co. LLP CPA's
                      26 Computer Drive West
                      Albany, NY 12205

Jim Hamalainen                                             Vice President - Investments

Gregory C. Johnson                                         Director

Michelle M. Keeley    257 Ameriprise Financial Center      Vice President - Investments
                      Minneapolis, MN 55474

Jean B. Keffeler      1010 Swingley Rd.                    Director
                      Livingston, MT 5904

Timothy J. Masek                                           Vice President-Investments

Thomas R. McBurney    4900 IDS Center                      Director
                      80 South Eighth Street
                      Minneapolis, MN 55402

Jeryl A. Millner      138 Ameriprise Financial Center      Director
                      Minneapolis, MN 55474

Thomas W. Murphy      264 Ameriprise Financial Center      Vice President - Investments
                      Minneapolis, MN 55474

Thomas V. Nicolosi    Ameriprise Financial Services Inc.   Director
                      Suite 220
                      500 Mamaroneck Avenue
                      Harrison, NY 10528
Kevin E. Palmer                                            Vice President and Chief Actuary

David K. Stewart                                           Vice President and Controller

Michael R. Woodward   32 Ellicot St                        Director
                      Suite 100
                      Batavia, NY 14020

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474



Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                               Jurisdiction of
Name of Subsidiary                             Incorporation
--------------------------------------------   ---------------
Advisory Capital Strategies Group Inc.         Minnesota
AEXP Affordable Housing LLC                    Delaware
American Enterprise Investment Services Inc.   Minnesota
American Express Property Casualty Insurance
   Agency of Kentucky, Inc.                    Kentucky
American Express Property Casualty Insurance
   Agency of Maryland, Inc.                    Maryland
American Express Property Casualty Insurance
   Agency of Mississippi, Inc.                 Mississippi
American Express Property Casualty Insurance
   Agency of Pennsylvania, Inc.                Pennsylvania
Ameriprise Auto & Home Insurance Agency, Inc.  Wisconsin
Ameriprise Bank, FSB                           USA
Ameriprise Capitive Insurance Company          Vermont
Ameriprise Capital Trust I                     Delaware
Ameriprise Capital Trust II                    Delaware
Ameriprise Capital Trust III                   Delaware
Ameriprise Capital Trust IV                    Delaware
Ameriprise Certificate Company                 Delaware
Ameriprise Financial Services,Inc.             Delaware
Ameriprise India Private Ltd.                  India
Ameriprise Insurance Company                   Wisconsin
Ameriprise Trust Company                       Minnesota
Boston Equity General Partner LLC              Delaware
IDS Capital Holdings Inc.                      Minnesota
IDS Futures Corporation                        Minnesota
IDS Management Corporation                     Minnesota
IDS Property Casualty Insurance Company        Wisconsin
IDS REO 1, LLC                                 Minnesota
IDS REO 2, LLC                                 Minnesota
Investors Syndicate Development Corporation    Nevada
Kenwood Capital Management LLC (47.7% owned)   Delaware
Realty Assets, Inc.                            Nebraska
RiverSource CDO Seed Investments, LLC          Minnesota
RiverSource Distributors,Inc.                  Delaware
RiverSource Investments,LLC                    Minnesota
RiverSource Life Insurance Company             Minnesota
RiverSource Life Insurance Co. of New York     New York
RiverSource Service Corporation                Minnesota
RiverSource Tax Advantaged Investments, Inc.   Delaware
Securities America Advisors,Inc.               Nebraska
Securities America Financial Corporation       Nebraska
Securities America, Inc.                       Nebraska
Threadneedle Asset Management Holdings Ltd.    England

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 30. PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Annuity Account ; RiverSource Account F; RiverSource Variable Annuity Fund A, RiverSource Variable Annuity Fund B, RiverSource Variable Account 10; RiverSource Account MGA; RiverSource MVA Account; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Life Insurance Company; RiverSource of New York Variable Annuity Account ; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust.

(b) As to each director, officer or partner of the principal underwriter:

Name and
Principal Business Address*   Positions and Offices with Underwriter
---------------------------   ----------------------------------------
Gumer C. Alvero               Director and Vice President

Patrick T. Bannigan           Director and Senior Vice President-Asset
                              Management, Products and Marketing Group

Timothy V. Bechtold           Director

Paul J. Dolan                 Chief Operating Officer and
                              Chief Administrative Officer

Jeffrey P. Fox                Chief Financial Officer

Martin T. Griffin             President-Outside Distribution

Jeffrey L. McGregor, Sr.      President-Inside Distribution

Scott R. Plummer              Chief Counsel

Julie A. Ruether              Chief Compliance Officer

William F. "Ted" Truscott     Chairman of the Board, CEO and President

*    Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN
     55474

(c)

RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

NAME OF                 NET UNDERWRITING
PRINCIPAL                 DISCOUNTS AND    COMPENSATION ON    BROKERAGE        OTHER
UNDERWRITER                COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
-----------             ----------------   ---------------   -----------   ------------
RiverSource
   Distributors, Inc.      $16,934,492           None            None          None

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (RiverSource Life Insurance Co., of New York) at 20 Madison Avenue Extension, Albany, NY 12203.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 RiverSource Life Insurance Co. of New York, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b)(1)(vii) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in this City of Minneapolis, and State of Minnesota on the 15th day of September, 2008.

                                   RiverSource of New York Account 8
                                   (Registrant)

                                   By RiverSource Life Insurance Co. of New York
                                      (Sponsor)


                                   By /s/ Timothy V. Bechtold*
                                      ------------------------------------------
                                      Timothy V. Bechtold
                                      President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 15th day of September, 2008.


/s/ Gumer C. Alvero*                    Director and Senior Vice
-------------------------------------   President - Annuities
Gumer C. Alvero


/s/ Timothy V. Bechtold*                Director, President and
-------------------------------------   Chief Executive Officer
Timothy V. Bechtold                     (Chief executive officer)


/s/ Maureen A. Buckley*                 Director, Vice President, Chief
-------------------------------------   Operating Officer, Consumer Affairs
Maureen A. Buckley                      Officer, Claims Officer and Anti-Money
                                        Laundering Prevention Officer


/s/ Rodney P. Burwell*                  Director
-------------------------------------
Rodney P. Burwell


/s/ Robert R. Grew*                     Director
-------------------------------------
Robert R. Grew

/s/ Ronald L. Guzior*                   Director
-------------------------------------
Ronald L. Guzior


/s/ Gregory C. Johnson*                 Director
-------------------------------------
Gregory C. Johnson


/s/ Jean B. Keffeler*                   Director
-------------------------------------
Jean B. Keffeler


/s/ Thomas R. McBurney*                 Director
-------------------------------------
Thomas R. McBurney


/s/ Jeryl A. Millner*                   Director
-------------------------------------
Jeryl A. Millner


/s/ Thomas V. Nicolosi*                 Director
-------------------------------------
Thomas V. Nicolosi


/s/ David K. Stewart*                   Vice President and Controller
-------------------------------------   (Principal Financial Officer)
David K. Stewart                        (Principal Accounting Officer)


/s/ Michael R. Woodward*                Director
-------------------------------------
Michael R. Woodward

* Signed pursuant to Power of Attorney dated October 31, 2007 filed electronically as Exhibit (r)(1) to Post-Effective Amendment No. 24 to Registration Statement No. 333-44644, by:


/s/ Rodney J. Vessels
-------------------------------------
Rodney J. Vessels
Assistant General Counsel and
Assistant Secretary

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 22
                     TO REGISTRATION STATEMENT NO. 333-42257

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

Supplement for:

RiverSource Succession Select(R) Variable Life Insurance

Prospectuses for:

RiverSource Succession Select Variable Life Insurance and RiverSource Variable Second-To-Die Life Insurance filed electronically as Part A to Post-Effective Amendment No. 21 to Registration Statement No. 333-42257 filed on or about April 28, 2008 is incorporated by herein by reference.

Part B.

The combined statement of Additional Information relating to RiverSource of New York Account 8 filed electronically in Post-Effective Amendment No. 21 to Registration Statement No. 333-42257 filed on or about April 28, 2008 with an effective date of May 1, 2008 is incorporated by reference.

Part C.

Other information.

The signatures.

Exhibits.

                                  EXHIBIT INDEX

(k) Consent and Opinion of Counsel.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development.

(m)(1) Calculations of Illustrations for Succession Select-New York.

(n)(1) Consent of Independent Registered Public Accounting Firm for Succession Select-NY.